Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible asset balances by major asset class
Gross Carrying Amount	$ 19,247	$ 18,265
Accumulated Amortization	(8,587)	(7,229)
Net Carrying Amount	10,660	11,036
Amount of foreign currency translation increase (decrease)	(126)	50
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,282	1,636
Accumulated Amortization	(492)	(762)
Net Carrying Amount	790	874
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	9,704	9,053
Accumulated Amortization	(4,387)	(3,500)
Net Carrying Amount	5,317	5,553
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	6,297	5,713
Accumulated Amortization	(3,164)	(2,510)
Net Carrying Amount	3,132	3,203
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	1,826	1,821
Accumulated Amortization	(519)	(436)
Net Carrying Amount	1,307	1,385
Other
Intangible asset balances by major asset class
Gross Carrying Amount	138	41
Accumulated Amortization	(24)	(20)
Net Carrying Amount	$ 114	$ 22